Note 21 - Lease Liabilities - Movement in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	$ 21,936	$ 5,847	$ 9,305
Finance costs	1,142	524
Repayments of principal	(5,213)	(3,546)
Payments of finance costs	(397)	(436)
Initial adoption of IFRS 16 (Note 2)	3,682
Additions	14,706
Remeasurements	1,918
Foreign exchange loss	251
Current portion of lease liabilities	6,920	2,904
Lease liabilities	15,016	2,943
Finance leases [member]
Statement Line Items [Line Items]
Balance	50	409	2,109
Finance costs	18	80
Repayments of principal	(359)	(1,700)
Payments of finance costs	(18)	(80)
Initial adoption of IFRS 16 (Note 2)
Additions
Remeasurements
Foreign exchange loss
Current portion of lease liabilities	50	352
Lease liabilities		57
Operating leases [member]
Statement Line Items [Line Items]
Balance	18,951
Finance costs	789
Repayments of principal	(2,395)
Payments of finance costs
Initial adoption of IFRS 16 (Note 2)	3,682
Additions	14,706
Remeasurements	1,918
Foreign exchange loss	251
Current portion of lease liabilities	4,518
Lease liabilities	14,433
Equipment Financing [member]
Statement Line Items [Line Items]
Balance	2,935	5,438	$ 7,196
Finance costs	335	444
Repayments of principal	(2,459)	(1,846)
Payments of finance costs	(379)	(356)
Initial adoption of IFRS 16 (Note 2)
Additions
Remeasurements
Foreign exchange loss
Current portion of lease liabilities	2,352	2,552
Lease liabilities	$ 583	$ 2,886